CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) ₨ in Millions, $ in Millions		12 Months Ended
	Aug. 28, 2025 shares	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares
Shares cancelled on account of business combination | shares	2,329,251,668	1,164,625,834	1,164,625,834
Per share value of shares cancelled on business combination | ₨ / shares		₨ 1
Housing Development Finance Corporation Limited [Member]
Transfer To Statutory Reserve On Business Combination		₨ 80,557.3	$ 943.0